Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 31,836	£ 37,709
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantees given to third parties	448	363
Loan commitments
Disclosure of contingent liabilities [line items]
Formal standby facilities, credit lines and other commitments	£ 31,388	£ 37,346